Goodwill	12 Months Ended
Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill
8. Goodwill
The following table represents the changes in goodwill (in millions):

Balance at January 1, 2019	$—
Additions from acquisitions	1.9

Balance at December 31, 2019	$1.9
Additions from acquisitions	45.9

Balance at December 31, 2020	$47.8

See Note 18 for additional information regarding the Company’s acquisitions including recognition of goodwill.